Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Balances (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2013 CNY (¥)
Deferred tax assets:
Provision for doubtful receivables	$ 37	¥ 252	¥ 287
Accrued expenses, payroll and others	622	4,284	2,849
Fixed assets depreciation	9	60	53
Net operating loss carry-forward	234	1,609	1,061
Less: valuation allowance	(564)	(3,881)	(2,718)
Deferred tax assets, net	338	2,324	1,532
Deferred tax liabilities:
Long-lived assets arising from acquisitions	52	360	133
Withholding tax on PRC subsidiaries' undistributed earnings	90	619	586	¥ 581
Tax on capital gains	404	2,778	2,460
Other	50	342	196
Deferred tax liabilities	$ 596	¥ 4,099	¥ 3,375